Provisions - Narrative (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Reversal of Inventory, fair value adjustment		€ 951	€ 522
Additional provisions		14,921
Change in estimates of non-contractual warranties		314	732
Warranty provision, vehicles sold in prior periods
Disclosure of other provisions [line items]
Additional provisions	€ 732
Restructuring
Disclosure of other provisions [line items]
Additional provisions		€ 1,167	€ 678